RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19.            RELATED PARTY TRANSACTIONS

As of March 31, 2012 and 2013, Focus Systems Corporation (“Focus Systems”) owned approximately 11.5% and 9.3% of UBIC’s outstanding common shares and UBIC’s voting shares, respectively. The Company has a continuing agency agreement with Focus Systems effective from January 1, 2006 related to the sale of UBIC’s eDiscovery services and forensic tools and services. Focus Systems has also entered into an agreement with UBIC on February 1, 2010 to design and develop a software system used by UBIC.

The balances as of March 31, 2012 and 2013, and transactions of the Company with Focus Systems for years ended March 31, 2011, 2012 and 2013, are summarized as follows:

	As of March 31 (thousands of yen)
	2012	2013
Account Balances:
Trade receivables	¥2,833	¥3,991
Advance received	15,720	15,437
Trade payables	5,284	861
Accrued expense	323	80

	For the fiscal years ended March 31 (thousands of yen)
	2011	2012	2013
Transactions:
Revenue	¥40,764	¥27,862	¥20,936
Cost of revenue (maintenance costs)	—	323	—
Selling, general and administrative expenses (outsourcing costs, storage fee, etc.)	19,537	—	—
Dividends received		4,500	4,500
Capitalized computer software	—	5,544	—

Price and condition of transactions with Focus Systems are determined in the same manner as in the ordinary course of business.

Under a separate arrangement, the Chairman of Focus Systems rendered certain advisory services to UBIC and UBIC paid ¥6,000 thousand during the years ended March 31, 2011, 2012 and 2013.

A UBIC board member owns 10.3% of UBIC’s outstanding common shares and UBIC’s voting shares as of March 31, 2011. In January 2011, he exercised stock options granted in January 2006 and March 2006 and paid ¥11,500 thousand to UBIC as exercise price.